Consolidated statements of changes in stockholder's equity - USD ($) shares in Thousands, $ in Thousands	Share capital	Shares to be issued	Contributed surplus	Accumulated other comprehensive Income (loss)	Retained earnings (deficit)	Total
Balance at the beginning at Jun. 30, 2020	$ 47,423		$ 1,788	$ (585)	$ 6,248	$ 54,874
Balance at the beginning (in shares) at Jun. 30, 2020	10,869,676					10,869,676
Net income (loss)					282	$ 282
Other comprehensive income						534
Change in fair value of interest rate swaps, net of tax (Note 15)				252		252
Common shares reserved for issuance related to business combination (Note 20)		$ 192,102				192,102
Common shares issued for transaction cost payment (Note 17(i))	$ 330					330
Common shares issued for transaction cost payment (in shares) (Note 17(i))	18,456
Common shares issued through business combination (Note 11(i), 20)	$ 66,873					$ 66,873
Common shares issued through business combination (Note 11(i), 20) (in shares)	3,018,685					3,018,685
Common shares issued through short form prospectus, net of costs (Note 17(i))	$ 56,295					$ 56,295
Common shares issued through short form prospectus, net of costs (Note 17(i)) (in shares)	5,000,857					5,000,857
Deferred tax benefit on share issuance costs (Note 11)	$ 1,160					$ 1,160
Common shares issued for options exercised (Note 17(i))	$ 381		(153)			$ 228
Common shares issued for options exercised (Note 17(i)) (in shares)	113,968					113,968
Share-based compensation expense (Note 17(ii))			3,758			$ 3,758
Balance at the end at Jun. 30, 2021	$ 172,462	192,102	5,393	(333)	6,530	$ 376,154
Balance at the end (in shares) at Jun. 30, 2021	19,021,642					19,021,642
Net income (loss)					(110,780)	$ (110,780)
Other comprehensive income						(109,608)
Change in fair value of interest rate swaps, net of tax (Note 15)				1,172		1,172
Common shares issued through business combination (Note 11(i), 20)	$ 16,801					$ 16,801
Common shares issued through business combination (Note 11(i), 20) (in shares)	1,494,536					1,494,536
Common shares issued installments	$ 12,970	(12,970)
Common shares issued installments (in shares)	857,142					857,142
Common shares issued for options exercised (Note 17(i))	$ 799		(267)			$ 532
Common shares issued for options exercised (Note 17(i)) (in shares)	66,340					66,340
Rounding of fractional shares after share consolidation (Note 2) (In shares)	(28)					(28)
Share-based compensation expense (Note 17(ii))			9,929			$ 9,929
Balance at the end at Jun. 30, 2022	$ 203,032	$ 179,132	$ 15,055	$ 839	$ (104,250)	$ 293,808
Balance at the end (in shares) at Jun. 30, 2022	21,439,632					21,439,632